4. ACQUISITIONS AND SALES: Schedule of Allocation of Purchase Consideration (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Ecker Capital, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	$ 9,921
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	184,242
Allocation of the purchase consideration, Liabilities assumed, Accounts Payable	(259,352)
Allocation of the purchase consideration, Liabilities assumed, Deferred Revenue	(328,068)
Allocation of Purchase Consideration, Liabilities assumed, SBA Loan	(723,837)
Allocation of Purchase Consideration, Liabilities assumed, SBFS LLC Loan	(60,439)
Allocation of the purchase consideration, Net purchase price	(1,177,534)
ZooOffice, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	11,185
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	57,250
Allocation of the purchase consideration, Liabilities assumed, Accounts Payable	(2,330)
Allocation of the purchase consideration, Liabilities assumed, Deferred Revenue	(367,073)
Allocation of Purchase Consideration, Liabilities assumed, SBA Loan	(217,036)
Allocation of the purchase consideration, Net purchase price	(518,004)
Weddle Surveying, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	41,778
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	11,130
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	3,226
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	17,199
Allocation of the purchase consideration, Assets Acquired, Vehicles	10,647
Allocation of the purchase consideration, Assets Acquired, Business equipment	108,051
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(288)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	191,743
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	270,402
Allocation of the purchase consideration, Assets Acquired, Goodwill	258,470
Allocation of the purchase consideration, Net purchase price	720,615
Allocation of the purchase consideration, Acquisition Payment, Cash	360,308
Allocation of the purchase consideration, Acquisition Payment, Note 1	360,307
Allocation of the purchase consideration, Total purchase price	720,615
KJM Land Surveying, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	16,236
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	1,492
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	19,491
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	18,530
Allocation of the purchase consideration, Assets Acquired, Vehicles	30,884
Allocation of the purchase consideration, Assets Acquired, Business equipment	92,101
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(2,265)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	176,469
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	174,320
Allocation of the purchase consideration, Assets Acquired, Goodwill	198,251
Allocation of the purchase consideration, Net purchase price	549,040
Allocation of the purchase consideration, Acquisition Payment, Cash	274,520
Allocation of the purchase consideration, Acquisition Payment, Note 1	274,520
Allocation of the purchase consideration, Total purchase price	549,040
Othership, Limited
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	2,676
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	98,827
Allocation of the purchase consideration, Assets Acquired, Goodwill	612,071
Allocation of the purchase consideration, Net purchase price	713,752
Allocation of the purchase consideration, Acquisition Payment, Cash	356,876
Allocation of the purchase consideration, Acquisition Payment, Note 1	137,260
Allocation of the purchase consideration, Total purchase price	713,752
Allocation of the purchase consideration, Acquisition Payment, Earnout	219,616
Wallace Surveying Corporation
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	363,065
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	38,735
Allocation of the purchase consideration, Assets Acquired, Vehicles	148,927
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(363,065)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	527,518
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	625,906
Allocation of the purchase consideration, Assets Acquired, Goodwill	630,956
Allocation of the purchase consideration, Net purchase price	1,784,380
Allocation of the purchase consideration, Acquisition Payment, Cash	892,190
Allocation of the purchase consideration, Acquisition Payment, Note 1	892,190
Allocation of the purchase consideration, Total purchase price	1,784,380
Allocation of the purchase consideration, Assets Acquired, Machinery & equipment	339,856
Miller Land Corporation
Allocation of the purchase consideration, Assets Acquired, Cash	21,286
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	132,846
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	16,183
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	14,550
Allocation of the purchase consideration, Assets Acquired, Vehicles	82,356
Allocation of the purchase consideration, Assets Acquired, Business equipment	177,752
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(154,030)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	290,943
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	417,270
Allocation of the purchase consideration, Assets Acquired, Goodwill	458,497
Allocation of the purchase consideration, Net purchase price	1,166,710
Allocation of the purchase consideration, Acquisition Payment, Cash	583,355
Allocation of the purchase consideration, Acquisition Payment, Note 1	583,355
Allocation of the purchase consideration, Total purchase price	1,166,710
Laventure & Associates, Inc. and Atlantic Civil Engineering, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	563,268
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	280,683
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	1,661
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	5,779
Allocation of the purchase consideration, Assets Acquired, Vehicles	61,767
Allocation of the purchase consideration, Assets Acquired, Business equipment	44,815
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(843,951)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	114,022
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	283,434
Allocation of the purchase consideration, Assets Acquired, Goodwill	296,893
Allocation of the purchase consideration, Net purchase price	694,349
Allocation of the purchase consideration, Acquisition Payment, Cash	308,835
Allocation of the purchase consideration, Acquisition Payment, Note 1	308,835
Allocation of the purchase consideration, Total purchase price	694,349
Allocation of the purchase consideration, Acquisition Payment, Earnout	76,679
Empire Land Surveying
Allocation of the purchase consideration, Assets Acquired, Cash	15,365
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	37,431
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	13,040
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	30,884
Allocation of the purchase consideration, Assets Acquired, Vehicles	50,786
Allocation of the purchase consideration, Assets Acquired, Business equipment	111,181
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(29,162)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	229,525
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	21,975
Allocation of the purchase consideration, Assets Acquired, Goodwill	23,020
Allocation of the purchase consideration, Net purchase price	274,520
Allocation of the purchase consideration, Acquisition Payment, Cash	164,712
Allocation of the purchase consideration, Acquisition Payment, Note 1	109,808
Allocation of the purchase consideration, Total purchase price	274,520
Cardinal Civil Resources
Allocation of the purchase consideration, Assets Acquired, Cash	72,293
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	1,046,484
Allocation of the purchase consideration, Assets Acquired, Business equipment	732,392
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(79,380)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	674,438
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	1,491,363
Allocation of the purchase consideration, Assets Acquired, Goodwill	1,562,179
Allocation of the purchase consideration, Net purchase price	3,727,982
Allocation of the purchase consideration, Acquisition Payment, Cash	1,647,120
Allocation of the purchase consideration, Acquisition Payment, Note 1	11,647,120
Allocation of the purchase consideration, Total purchase price	3,727,982
Allocation of the purchase consideration, Acquisition Payment, Earnout	433,742
Allocation of the purchase consideration, Assets Acquired, Other current assets	82,141
Allocation of the purchase consideration, Liabilities Assumed, Due to George Cunha	(1,179,492)
Morgan Surveying
Allocation of the purchase consideration, Assets Acquired, Cash	53,126
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	124,186
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	5,223
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	2,059
Allocation of the purchase consideration, Assets Acquired, Vehicles	21,569
Allocation of the purchase consideration, Assets Acquired, Business equipment	62,764
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(156,723)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	151,160
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	338,458
Allocation of the purchase consideration, Assets Acquired, Goodwill	354,530
Allocation of the purchase consideration, Net purchase price	844,149
Allocation of the purchase consideration, Acquisition Payment, Cash	422,075
Allocation of the purchase consideration, Acquisition Payment, Note 1	422,075
Allocation of the purchase consideration, Total purchase price	844,149
Allocation of the purchase consideration, Assets Acquired, Employee advances	17,917
Allocation of the purchase consideration, Assets Acquired, Leasehold improvements	21,041
Lescure Engineers, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	169,033
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	206,311
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	22,991
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	5,490
Allocation of the purchase consideration, Assets Acquired, Vehicles	17,158
Allocation of the purchase consideration, Assets Acquired, Business equipment	49,894
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(320,343)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	117,392
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	196,705
Allocation of the purchase consideration, Assets Acquired, Goodwill	206,044
Allocation of the purchase consideration, Net purchase price	520,141
Allocation of the purchase consideration, Acquisition Payment, Cash	240,205
Allocation of the purchase consideration, Acquisition Payment, Note 1	240,205
Allocation of the purchase consideration, Total purchase price	520,141
Allocation of the purchase consideration, Acquisition Payment, Earnout	39,731
Allocation of the purchase consideration, Liabilities Assumed, Client retainers	(262,072)
A&J Land Surveyor, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	506,115
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	30,197
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	1,373
Allocation of the purchase consideration, Assets Acquired, Vehicles	176,235
Allocation of the purchase consideration, Assets Acquired, Business equipment	176,790
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(481,360)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	409,350
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	116,798
Allocation of the purchase consideration, Assets Acquired, Goodwill	122,344
Allocation of the purchase consideration, Net purchase price	648,492
Allocation of the purchase consideration, Acquisition Payment, Cash	308,835
Allocation of the purchase consideration, Acquisition Payment, Note 1	308,835
Allocation of the purchase consideration, Total purchase price	648,492
Allocation of the purchase consideration, Acquisition Payment, Earnout	30,822
Putt Land Surveying, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	28,144
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	1,702
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	1,784
Allocation of the purchase consideration, Assets Acquired, Vehicles	17,844
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(128,231)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	95,863
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	338,650
Allocation of the purchase consideration, Assets Acquired, Goodwill	354,732
Allocation of the purchase consideration, Net purchase price	789,245
Allocation of the purchase consideration, Acquisition Payment, Cash	343,150
Allocation of the purchase consideration, Acquisition Payment, Note 1	102,945
Allocation of the purchase consideration, Total purchase price	789,245
Allocation of the purchase consideration, Assets Acquired, Machinery and equipment	74,532
Allocation of the purchase consideration, Acquisition Payment, Note 2	343,150
Rampart Surveys, LLC
Allocation of the purchase consideration, Assets Acquired, Cash	53,471
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	225,536
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	16,188
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	20,371
Allocation of the purchase consideration, Assets Acquired, Vehicles	35,070
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(225,981)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	307,985
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	218,290
Allocation of the purchase consideration, Assets Acquired, Goodwill	228,655
Allocation of the purchase consideration, Net purchase price	754,930
Allocation of the purchase consideration, Acquisition Payment, Cash	377,465
Allocation of the purchase consideration, Acquisition Payment, Note 1	377,465
Allocation of the purchase consideration, Total purchase price	754,930
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	183,330
Smith Surveying, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	1,640
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	907,094
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	3,432
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	549
Allocation of the purchase consideration, Assets Acquired, Vehicles	186,193
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(908,734)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	290,923
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	874,661
Allocation of the purchase consideration, Assets Acquired, Goodwill	916,193
Allocation of the purchase consideration, Net purchase price	2,081,777
Allocation of the purchase consideration, Acquisition Payment, Cash	1,235,340
Allocation of the purchase consideration, Acquisition Payment, Note 1	823,560
Allocation of the purchase consideration, Total purchase price	2,081,777
Allocation of the purchase consideration, Acquisition Payment, Earnout	22,887
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	100,749
Casado Design, Ltd
Allocation of the purchase consideration, Assets Acquired, Cash	(11,084)
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	38,635
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	6,228
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	5,244
Allocation of the purchase consideration, Assets Acquired, Vehicles	22,189
Allocation of the purchase consideration, Assets Acquired, Business equipment	2,145
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(27,552)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	35,805
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	370,218
Allocation of the purchase consideration, Assets Acquired, Goodwill	387,796
Allocation of the purchase consideration, Net purchase price	793,819
Allocation of the purchase consideration, Acquisition Payment, Cash	279,954
Allocation of the purchase consideration, Acquisition Payment, Note 1	277,365
Allocation of the purchase consideration, Total purchase price	793,819
Allocation of the purchase consideration, Acquisition Payment, Earnout	51,590
Allocation of the purchase consideration, Acquisition Payment, Note 2	184,910
Vara 3D, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	63,960
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	181,108
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	17,254
Allocation of the purchase consideration, Assets Acquired, Vehicles	27,451
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(293,621)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	169,200
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	501,579
Allocation of the purchase consideration, Assets Acquired, Goodwill	525,396
Allocation of the purchase consideration, Net purchase price	1,196,175
Allocation of the purchase consideration, Acquisition Payment, Cash	549,040
Allocation of the purchase consideration, Acquisition Payment, Note 1	549,040
Allocation of the purchase consideration, Total purchase price	1,196,175
Allocation of the purchase consideration, Acquisition Payment, Earnout	30,480
Allocation of the purchase consideration, Acquisition Payment, Note 2	67,615
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	124,495
Allocation of the purchase consideration, Assets Acquired, Prepaid Expenses	48,553
Holt Surveying & Mappin, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	23,106
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	130,998
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	29,154
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	549
Allocation of the purchase consideration, Assets Acquired, Vehicles	20,589
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(154,105)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	210,679
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	143,964
Allocation of the purchase consideration, Assets Acquired, Goodwill	150,800
Allocation of the purchase consideration, Net purchase price	505,443
Allocation of the purchase consideration, Acquisition Payment, Cash	240,205
Allocation of the purchase consideration, Acquisition Payment, Note 1	240,205
Allocation of the purchase consideration, Total purchase price	505,443
Allocation of the purchase consideration, Acquisition Payment, Earnout	25,033
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	160,388
LD King Engineering Co., Inc
Allocation of the purchase consideration, Assets Acquired, Cash	1,398,416
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	258,655
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	13,108
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	3,981
Allocation of the purchase consideration, Assets Acquired, Vehicles	97,455
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(2,269,527)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	276,442
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	1,882,518
Allocation of the purchase consideration, Assets Acquired, Goodwill	1,971,906
Allocation of the purchase consideration, Net purchase price	4,130,866
Allocation of the purchase consideration, Acquisition Payment, Cash	1,955,955
Allocation of the purchase consideration, Acquisition Payment, Note 1	1,955,958
Allocation of the purchase consideration, Total purchase price	4,130,866
Allocation of the purchase consideration, Acquisition Payment, Earnout	218,956
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	161,898
Allocation of the purchase consideration, Assets Acquired, Prepaid Expenses	141,796
Allocation of the purchase consideration, Assets Acquired, Unbilled services	470,660
Andrew Spiewak Land Surveyor, Inc
Allocation of the purchase consideration, Assets Acquired, Cash	113,607
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	65,292
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	14,550
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	4,461
Allocation of the purchase consideration, Assets Acquired, Vehicles	82,356
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(178,898)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	147,014
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	258,515
Allocation of the purchase consideration, Assets Acquired, Goodwill	270,793
Allocation of the purchase consideration, Net purchase price	676,322
Allocation of the purchase consideration, Acquisition Payment, Cash	384,328
Allocation of the purchase consideration, Acquisition Payment, Note 1	219,616
Allocation of the purchase consideration, Total purchase price	676,322
Allocation of the purchase consideration, Acquisition Payment, Earnout	4,762
Allocation of the purchase consideration, Acquisition Payment, Note 2	67,616
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	45,646
Sunrise Window Cleaners
Allocation of the purchase consideration, Assets Acquired, Cash	9,440
Allocation of Purchase Consideration, Assets Acquired, Accounts Receivable	30,538
Allocation of the purchase consideration, Assets Acquired, Computers and Equipment	250
Allocation of the purchase consideration, Assets Acquired, Furniture and fixtures	500
Allocation of the purchase consideration, Assets Acquired, Vehicles	31,000
Allocation of the purchase consideration, Liabilities Assumed, Accounts payable	(39,978)
Allocation of the purchase consideration, Assets Acquired, Net tangible assets	38,040
Allocation of the purchase consideration, Assets Acquired, Customer lists, brand recognition, technology	103,160
Allocation of the purchase consideration, Assets Acquired, Goodwill	108,057
Allocation of the purchase consideration, Net purchase price	249,257
Allocation of the purchase consideration, Acquisition Payment, Cash	125,000
Allocation of the purchase consideration, Acquisition Payment, Note 1	75,000
Allocation of the purchase consideration, Total purchase price	249,257
Allocation of the purchase consideration, Acquisition Payment, Note 2	49,257
Allocation of the purchase consideration, Assets Acquired, Surveying equipment	$ 6,290